REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
WVS Financial Corp. [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,859	$ 32,490
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	14,943	11,005
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,954	$ 8,804
Total Capital (to Risk-Weighted Assets) - Actual ratio	21.99%	29.52%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,504	$ 32,208
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	11,954	6,603
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,966	$ 4,402
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	21.75%	29.27%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 32,504	$ 32,208
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	16,204	15,830
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 12,963	$ 12,664
Tier I Capital (to Average Total Assets) - Actual ratio	10.03%	10.17%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
WVS Financial Corp. [Member] | Common Equity [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,504
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,713
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 6,724
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	21.75%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 31,261	$ 31,015
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	14,933	10,997
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,947	$ 8,798
Total Capital (to Risk-Weighted Assets) - Actual ratio	20.93%	28.20%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 30,905	$ 30,733
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	11,947	6,598
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,960	$ 4,399
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	20.70%	27.95%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 30,905	$ 30,733
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	16,199	15,826
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 12,959	$ 12,660
Tier I Capital (to Average Total Assets) - Actual ratio	9.54%	9.71%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Equity [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 30,905
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,707
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 6,720
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	20.70%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%